SEGMENTAL INFORMATION - Revenues from External Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) charter	Dec. 31, 2014 USD ($) charter	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of charterers during the year | charter	3	3
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Nigeria LNG Ltd | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 37,994	$ 0	$ 0
Concentration risk percentage	42.00%	0.00%	0.00%
Major commodity trading company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 16,167	$ 15,761	$ 0
Concentration risk percentage	18.00%	17.00%	0.00%
Major Japanese trading company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 55,975	$ 47,744
Concentration risk percentage	0.00%	59.00%	53.00%
Gdf Suez Gas | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 10,015
Concentration risk percentage	0.00%	0.00%	11.00%
Eni Spa | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 8,912
Concentration risk percentage	0.00%	0.00%	10.00%
BG Group plc | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 13,114
Concentration risk percentage	0.00%	0.00%	14.00%